UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-04547

Exact name of registrant as specified in charter:	Voyageur Mutual Funds III

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2012

Item 1. Reports to Stockholders

Semiannual report Delaware Large Cap Core Fund October 31, 2012 U.S. core equity mutual fund

The Fund is available only to certain residents of certain states.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Large Cap Core Fund at delawareinvestments.com.

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Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Large Cap Core Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Table of contents
Disclosure of Fund expenses	1
Security type/sector allocation and
top 10 equity holdings	3
Statement of net assets	4
Statement of operations	8
Statements of changes in net assets	9
Financial highlights	10
Notes to financial statements	14
Other Fund information	24
About the organization	28

Unless otherwise noted, views expressed herein are current as of Oct. 31, 2012, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2012 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses
For the six-month period from May 1, 2012 to October 31, 2012 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from May 1, 2012 to October 31, 2012.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

Delaware Large Cap Core Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	5/1/12	10/31/12	Expense Ratio	5/1/12 to 10/31/12*
Actual Fund return
Class A	$1,000.00	$999.50	0.97%	$4.89
Institutional Class	1,000.00	999.50	0.97%	4.89
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.32	0.97%	$4.94
Institutional Class	1,000.00	1,020.32	0.97%	4.94

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Security type/sector allocation and
top 10 equity holdings
Delaware Large Cap Core Fund	As of October 31, 2012 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/sector	Percentage of net assets
Common Stock	94.58%
Basic Materials	4.75%
Business Services	0.84%
Capital Goods	7.76%
Communication Services	3.13%
Consumer Discretionary	5.81%
Consumer Services	1.15%
Consumer Staples	8.57%
Credit Cyclicals	1.50%
Energy	10.05%
Financials	9.84%
Healthcare	14.48%
Media	3.80%
Technology	21.45%
Transportation	1.45%
Short-Term Investments	5.81%
Total Value of Securities	100.39%
Liabilities Net of Receivables and Other Assets	(0.39%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Apple	7.01%
Pfizer	3.29%
United Technologies	2.88%
Comcast Special Class A	2.84%
Merck	2.69%
Chevron	2.65%
Schlumberger	2.56%
Honeywell International	2.52%
Procter & Gamble	2.51%
Microsoft	2.41%

Statement of net assets
Delaware Large Cap Core Fund	October 31, 2012 (Unaudited)

	Number of shares	Value
Common Stock – 94.58%
Basic Materials – 4.75%
Allegheny Technologies	860	$22,661
Celanese Series A	520	19,755
Eastman Chemical	410	24,288
International Paper	840	30,097
		96,801
Business Services – 0.84%
Towers Watson Class A	320	17,187
		17,187
Capital Goods – 7.76%
Deere	360	30,758
Fluor	310	17,314
Honeywell International	840	51,442
United Technologies	750	58,620
		158,134
Communication Services – 3.13%
AT&T	1,220	42,200
Vodafone Group ADR	790	21,504
		63,704
Consumer Discretionary – 5.81%
DSW Class A	180	11,266
Macy’s	1,020	38,831
Nordstrom	550	31,224
Target	580	36,975
		118,296
Consumer Services – 1.15%
McDonald’s	270	23,436
		23,436
Consumer Staples – 8.57%
CVS Caremark	760	35,264
General Mills	590	23,647
Jarden	390	19,422
Kimberly-Clark	260	21,697
Procter & Gamble	740	51,238
Starbucks	510	23,409
		174,677

	Number of shares	Value
Common Stock (continued)
Credit Cyclicals – 1.50%
Ford Motor	2,740	$30,578
		30,578
Energy – 10.05%
Chevron	490	54,002
EOG Resources	240	27,958
Hess	580	30,311
Occidental Petroleum	510	40,270
Schlumberger	750	52,147
		204,688
Financials – 9.84%
AFLAC	420	20,908
BlackRock	150	28,452
Capital One Financial	390	23,466
† IntercontinentalExchange	160	20,960
JPMorgan Chase	860	35,845
Prudential Financial	570	32,519
Wells Fargo	1,140	38,406
		200,556
Healthcare – 14.48%
† Celgene	470	34,460
† Express Scripts Holding	650	40,001
† Gilead Sciences	470	31,565
Merck	1,200	54,756
Pfizer	2,694	67,001
Thermo Fisher Scientific	440	26,866
UnitedHealth Group	720	40,320
		294,969
Media – 3.80%
Comcast Special Class A	1,590	57,939
Viacom Class B	380	19,483
		77,422
Technology – 21.45%
Accenture Class A	430	28,986
Apple	240	142,824
Avago Technologies	430	14,203

Statement of net assets
Delaware Large Cap Core Fund

	Number of shares	Value
Common Stock (continued)
Technology (continued)
† Citrix Systems	240	$14,834
† Cognizant Technology Solutions Class A	390	25,994
† EMC	1,360	33,211
† Fortinet	790	15,302
† Google Class A	30	20,393
Intel	740	16,003
Microsoft	1,720	49,080
QUALCOMM	780	45,689
Texas Instruments	1,090	30,618
		437,137
Transportation – 1.45%
Union Pacific	240	29,527
		29,527
Total Common Stock (cost $1,539,553)		1,927,112

	Principal amount
Short-Term Investments – 5.81%
≠Discount Note – 0.46%
Federal Home Loan Bank
0.095% 11/28/12	$9,436	9,436
		9,436
Repurchase Agreements – 3.49%
Bank of America 0.24%, dated 10/31/12, to be
repurchased on 11/1/12, repurchase price $27,512
(collateralized by U.S. government obligations
0.00%-1.25% 1/10/13-8/31/16; market value $28,062)	27,511	27,511
BNP Paribas 0.28%, dated 10/31/12, to be repurchased on
11/1/12, repurchase price $43,489 (collateralized by
U.S. government obligations 0.00-2.00%
1/24/13-4/15/16; market value $44,358)	43,489	43,489
		71,000
≠U.S. Treasury Obligation – 1.86%
U.S. Treasury Bill 0.05% 11/15/12	37,896	37,895
		37,895
Total Short-Term Investments (cost $118,330)		118,331

Total Value of Securities – 100.39%
(cost $1,657,883)	$2,045,443
Liabilities Net of Receivables
and Other Assets – (0.39%)	(8,011)
Net Assets Applicable to 221,535
Shares Outstanding – 100.00%	$2,037,432

Net Asset Value – Delaware Large Cap Core Fund
Class A ($14,497 / 1,576 Shares)	$9.20
Net Asset Value – Delaware Large Cap Core Fund
Institutional Class ($2,022,935 / 219,959 Shares)	$9.20

Components of Net Assets at October 31, 2012:
Shares of beneficial interest (unlimited authorization – no par)	$1,957,512
Undistributed net investment income	9,890
Accumulated net realized loss on investments	(317,530)
Net unrealized appreciation of investments	387,560
Total net assets	$2,037,432

†	Non income producing security.
≠	The rate shown is the effective yield at the time of purchase.

Net Asset Value and Offering Price Per Share –
Delaware Large Cap Core Fund
Net asset value Class A (A)	$9.20
Sales charge (5.75% of offering price) (B)	0.56
Offering price	$9.76

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

ADR — American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware Large Cap Core Fund	Six Months Ended October 31, 2012 (Unaudited)

Investment Income:
Dividends	$19,532
Interest	33	$19,565

Expenses:
Reports and statements to shareholders	7,448
Management fees	6,523
Audit and tax fees	5,525
Registration fees	2,103
Dues and services	1,116
Pricing fees	729
Dividend disbursing and transfer agent fees and expenses	425
Accounting and administration expenses	390
Legal fees	146
Custodian fees	54
Trustees’ fees	43
Insurance fees	31
Consulting fees	19
Distribution expenses – Class A	17
Trustees’ expenses	5	24,574
Less fees waived		(15,018)
Less waived distribution expenses – Class A		(17)
Total operating expenses		9,539
Net Investment Income		10,026

Net Realized and Unrealized Gain (loss):
Net realized gain on investments		19,155
Net change in unrealized appreciation (depreciation) of investments		(31,391)
Net Realized and Unrealized Loss		(12,236)

Net Decrease in Net Assets Resulting from Operations		$(2,210)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Large Cap Core Fund

	Six Months	Year
	Ended	Ended
	10/31/12	4/30/12
	(Unaudited)
Increase in Net Assets from Operations:
Net investment income	$10,026	$16,987
Net realized gain	19,155	74,759
Net change in unrealized appreciation (depreciation)	(31,391)	43,491
Net increase (decrease) in net assets resulting from operations	(2,210)	135,237

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(22)	(113)
Institutional Class	(3,074)	(15,686)
	(3,096)	(15,799)

Capital Share Transactions:
Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	22	113
Institutional Class	3,074	15,686
	3,096	15,799
Cost of shares redeemed:
Class A	—	(502)
	—	(502)
Increase in net assets derived from capital share transactions	3,096	15,297
Net Increase (Decrease) in Net Assets	(2,210)	134,735

Net Assets:
Beginning of period	2,039,642	1,904,907
End of period (including undistributed net investment income
of $9,890 and $2,960, respectively)	$2,037,432	$2,039,642

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Large Cap Core Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
10/31/12[1]	4/30/12	4/30/11	4/30/10	4/30/09	4/30/08
(Unaudited)
$9.220	$8.690	$7.590	$5.630	$8.930	$9.700

0.045	0.077	0.052	0.038	0.081	0.073
(0.051)	0.525	1.092	1.978	(3.293)	(0.368)
(0.006)	0.602	1.144	2.016	(3.212)	(0.295)

(0.014)	(0.072)	(0.044)	(0.056)	(0.088)	(0.067)
—	—	—	—	—	(0.408)
(0.014)	(0.072)	(0.044)	(0.056)	(0.088)	(0.475)

$9.200	$9.220	$8.690	$7.590	$5.630	$8.930

(0.05% )	7.04%	15.12%	35.93%	(36.04% )	(3.36% )

$14	$15	$14	$31	$10	$32
0.95%	0.95%	0.95%	0.95%	0.95%	0.95%

2.70%	2.93%	3.60%	3.05%	1.87%	3.03%
1.00%	0.92%	0.69%	0.56%	1.20%	0.77%

(0.75% )	(1.06% )	(1.96% )	(1.54% )	0.28%	(1.31% )
11%	41%	46%	65%	38%	30%

Financial highlights
Delaware Large Cap Core Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
10/31/12[1]	4/30/12	4/30/11	4/30/10	4/30/09	4/30/08
(Unaudited)
$9.220	$8.690	$7.600	$5.630	$8.930	$9.700

0.045	0.077	0.052	0.038	0.081	0.073
(0.051)	0.525	1.082	1.988	(3.293)	(0.368)
(0.006)	0.602	1.134	2.026	(3.212)	(0.295)

(0.014)	(0.072)	(0.044)	(0.056)	(0.088)	(0.067)
—	—	—	—	—	(0.408)
(0.014)	(0.072)	(0.044)	(0.056)	(0.088)	(0.475)

$9.200	$9.220	$8.690	$7.600	$5.630	$8.930

(0.05% )	7.04%	15.12%	36.11%	(36.04% )	(3.36% )

$2,023	$2,025	$1,891	$1,644	$1,418	$2,219
0.95%	0.95%	0.95%	0.95%	0.95%	0.95%

2.45%	2.68%	3.35%	2.80%	1.62%	2.78%
1.00%	0.92%	0.69%	0.56%	1.20%	0.77%

(0.50% )	(0.81% )	(1.71% )	(1.29% )	0.53%	(1.06% )
11%	41%	46%	65%	38%	30%

Notes to financial statements Delaware Large Cap Core Fund	October 31, 2012 (Unaudited)

Voyageur Mutual Funds III (Trust) is organized as a Delaware statutory trust and offers two series: Delaware Large Cap Core Fund and Delaware Select Growth Fund. These financial statements and the related notes pertain to Delaware Large Cap Core Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. As of October 31, 2012, Class C and Class R have not commenced operations.

The investment objective of the Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are

“more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (April 30, 2009–April 30, 2012), and has concluded that no position for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on October 31, 2012.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended October 31, 2012.

The Fund may receive earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. There were no earnings credits for the six months ended October 31, 2012.

Notes to financial statements
Delaware Large Cap Core Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has voluntarily agreed to waive all or a portion, if any, of its management fees and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan and certain other expenses) do not exceed 0.95% of the Fund’s average daily net assets until such time as the voluntary expense cap is discontinued. This waiver and reimbursement may be discontinued at any time because it is voluntary. This waiver and reimbursement applies only to expenses paid directly by the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended October 31, 2012, the Fund was charged $49 for these services.

DSC is also the transfer agent and dividend disbursing agent of the Fund. The Fund pays DSC a monthly asset-based fee for these services. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are passed on to and paid directly by the Fund.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of Class C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and services expenses. DDLP has voluntarily agreed to waive all distribution and service fees. The distributor’s waivers may be discontinued at any time because it is voluntary. At October 31, 2012, the Fund had receivables due from or liabilities payable to affiliates as follows:

Receivable from DMC under expense limitation agreement	$1,490
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	48
Other expenses payable to DMC and affiliates*	218

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

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As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended October 31, 2012, the Fund was charged $ 49 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended October 31, 2012, the Fund made purchases of $207,825 and sales of $281,331 of investment securities other than short-term investments.

At October 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At October 31, 2012, the cost of investments was $1,665,888. At October 31, 2012, the net unrealized appreciation was $379,555, of which $417,215 related to unrealized appreciation of investments and $37,660 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair value securities)

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Notes to financial statements
Delaware Large Cap Core Fund

3. Investments (continued)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of October 31, 2012:

	Level 1	Level 2	Total
Common Stock	$1,927,112	$—	$1,927,112
Short-Term Investments	—	118,331	118,331
Total	$1,927,112	$118,331	$2,045,443

There were no unobservable inputs used to value investments at the beginning or end of the period.

During the six months ended October 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended October 31, 2012 and the year ended April 30, 2012 was as follows:

	Six Months	Year
	Ended	Ended
	10/31/12*	4/30/12
Ordinary income	$3,096	$15,799

*Tax information for the period ended October 31, 2012 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

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5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of October 31, 2012, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$1,957,512
Undistributed ordinary income	9,890
Realized gains 5/1/12–10/31/12	4,142
Capital loss carryforwards as of 4/30/12	(313,667)
Unrealized appreciation	379,555
Net assets	$2,037,432

The difference between book basis and tax basis components of net assets is primarily attributable to tax deferral of losses on wash sales.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at April 30, 2012 will expire as follows: $12,264 expires in 2017 and $301,403 expires in 2018.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

For the six months ended October 31, 2012, the Fund had capital gains of $4,142, which may reduce the capital loss carryforwards.

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Notes to financial statements
Delaware Large Cap Core Fund

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	10/31/12	4/30/12
Shares issued upon reinvestment of dividends and distributions:
Class A	2	14
Institutional Class	361	1,935
	363	1,949

Shares redeemed:
Class A	—	(59)
	—	(59)
Net increase	363	1,890

As of October 31, 2012, management believes the following shareholders held of record 5% or more of the outstanding shares of each Class of the Fund. Management has no knowledge of beneficial ownership.

The Manager and its affiliates may provide the initial seed capital in connection with the creation of a Delaware Investments product, such as the Delaware Large Cap Core Fund. To the extent that the Manager or its affiliates maintain such seed capital in a Delaware Investments® product, the Manager or its affiliates may engage in a total return swap or other hedge on its investment for the sole purpose of limiting the volatility of earnings of the Manager and its corporate parents. Neither the Manager nor its affiliates seek to profit by hedging the seed-capital investments in the Delaware Investments products, and the total return swap or other hedge is not expected to have any effect on the investment performance of any Delaware Investments product.

Fund Name	Class	Shareholder Name and Address	Total Shares	Percentage
Delaware Large Cap	A	Bruce A. Green &	1,191.066	75.56%
Core Fund Class A		Lynn H. Green JT WROS
		Nashville TN 37221
Delaware Large Cap	A	Craig P. Brown	382.003	24.23%
Core Fund Class A		Ardmore PA 19003
Delaware Large Cap	I	DMH Corp.	219,956.087	100.00%
Core Fund Class I		Attn. Rick Salus
		2005 Market St. Fl. 9
		Philadelphia PA 19103-7007

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7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $100,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expired on November 15, 2011.

On November 15, 2011, the Fund, along with the other Participants, entered into an amendment to the agreement for a $125,000,000 revolving line of credit. The agreement is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expired on November 13, 2012.

On November 13, 2012, the Fund, along with the other Participants, entered into an amendment to the agreement for a $125,000,000 revolving line of credit. The agreement is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on November 12, 2013. The Fund had no amounts outstanding as of October 31, 2012 or at any time during the year then ended.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

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Notes to financial statements
Delaware Large Cap Core Fund

8. Securities Lending (continued)

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Portfolio would be required to make up this shortfall. The Fund had no securities out on loan as of October 31, 2012.

9. Credit and Market Risk

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid

22

securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investment in illiquid securities. As of October 31, 2012, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events

Except as described in Note 7, management has determined that no material events or transactions occurred subsequent to October 31, 2012 that would require recognition or disclosure in the Fund’s financial statements.

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Other Fund information
(Unaudited)
Delaware Large Cap Core Fund

Board Consideration of Delaware Large Cap Core Fund investment advisory agreement

At a meeting held on August 21-23, 2012 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware Large Cap Core Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, reports were provided in May 2012 and included independent historical and comparative reports provided by Lipper, Inc., an independent statistical compilation organization (“Lipper”). The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Lipper reports with independent legal counsel to the Independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; comparative client fee information; and any constraints or limitations on the availability of securities in certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, Extent and Quality of Service. The Board considered the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of several industry distinctions. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed

24

to fund matters. The Board noted that in July 2011 Management implemented measures to reduce overall costs and improve transfer agent and shareholder servicing functions through outsourcing. The Board noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments® fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Investments funds and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board placed significant emphasis on the investment performance of the Fund in view of the importance of investment performance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one-, three-, five- and ten-year periods, as applicable, ended March 31, 2012. The Board’s objective is that the Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board’s view of such performance.

The Performance Universe for the Fund consisted of the Fund and all institutional large-cap core funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-year period was in the first quartile of its Performance Universe. The report further showed that the Fund’s total return for the three- and five- year periods was in the second quartile. The Board was satisfied with performance.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also

25

Other Fund information
(Unaudited)
Delaware Large Cap Core Fund

Board Consideration of Delaware Large Cap Core Fund investment advisory agreement (continued)

compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for non-management services. The Board’s objective is to limit the Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board’s view of such expenses.

The expense comparisons for the Fund showed that its contractual management fee was in the quartile with the second lowest expenses of its Expense Group and its total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the contractual management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Lipper report.

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standard structure. Although the Fund has not reached a size at which it can take advantage of breakpoints, the Board recognized that the fee was structured so that when the Fund grows, economies of scale may be shared.

26

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Voyageur Mutual Funds III (the Trust) effective June 28, 2010. At a meeting held on February 18, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending April 30, 2011. During the fiscal years ended April 30, 2010 and 2009, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust’s financial statements.

27

About the organization

Board of trustees
Patrick P. Coyne Chairman, President, and Chief Executive Officer Delaware Investments® Family of Funds Philadelphia, PA Thomas L. Bennett Private Investor Rosemont, PA	John A. Fry President Drexel University Philadelphia, PA Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY	Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú Europa International Miami, FL	Janet L. Yeomans Former Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ
Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Executive Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Large Cap Core Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

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Semiannual report Delaware Select Growth Fund October 31, 2012 U.S. growth equity mutual fund
Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Select Growth Fund at delawareinvestments.com.

Manage your investments online

  24-hour access to your account information
  Obtain share prices
  Check your account balance and recent transactions
  Request statements or literature
  Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Select Growth Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Table of contents
Disclosure of Fund expenses	1
Security type/sector allocation and
top 10 equity holdings	3
Statement of net assets	5
Statement of operations	12
Statements of changes in net assets	14
Financial highlights	16
Notes to financial statements	26
Other Fund information	39
About the organization	44

Unless otherwise noted, views expressed herein are current as of Oct. 31, 2012, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2012 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses
For the six-month period from May 1, 2012 to October 31, 2012 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from May 1, 2012 to October 31, 2012.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

Delaware Select Growth Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	5/1/12	10/31/12	Expense Ratio	5/1/12 to 10/31/12*
Actual Fund return
Class A	$1,000.00	$977.20	1.27%	$6.32
Class B	1,000.00	973.50	2.02%	10.05
Class C	1,000.00	973.50	2.02%	10.05
Class R	1,000.00	976.10	1.52%	7.57
Institutional Class	1,000.00	978.70	1.02%	5.09
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.80	1.27%	$6.46
Class B	1,000.00	1,015.02	2.02%	10.26
Class C	1,000.00	1,015.02	2.02%	10.26
Class R	1,000.00	1,017.54	1.52%	7.73
Institutional Class	1,000.00	1,020.06	1.02%	5.19

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2

Security type/sector allocation and top 10 equity holdings
Delaware Select Growth Fund	As of October 31, 2012 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/sector	Percentage of net assets
²Common Stock	95.66%
Consumer Discretionary	17.93%
Consumer Staples	1.07%
Energy	6.87%
Financial Services	14.91%
Healthcare	8.68%
Materials & Processing	2.61%
Producer Durables	6.43%
Technology	36.28%
Utilities	0.88%
Convertible Bond	0.03%
Preferred Stock	0.00%
Warrant	1.20%
Short-Term Investments	2.93%
Securities Lending Collateral	0.15%
Total Value of Securities	99.97%
Obligation to Return Securities Lending Collateral	(0.33%)
Receivables and Other Assets Net of Other Liabilities	0.36%
Total Net Assets	100.00%

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

3

Security type/sector allocation and
top 10 equity holdings

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Apple	8.08%
VeriFone Systems	4.85%
BMC Software	3.95%
MasterCard Class A	3.74%
Weight Watchers International	3.44%
Crown Castle International	3.14%
DineEquity	3.03%
Adobe Systems	2.92%
Kinder Morgan	2.77%
EOG Resources	2.66%

4

Statement of net assets
Delaware Select Growth Fund	October 31, 2012 (Unaudited)

		Number of shares	Value
²Common Stock – 95.66%
Consumer Discretionary – 17.93%
*†	Ctrip.com International ADR	20,250	$405,203
†	DineEquity	411,553	25,804,373
	Inditex	41,300	5,268,168
	Interval Leisure Group	247,400	4,715,444
*†	K12	1,054,200	21,579,474
†	Liberty Interactive Class A	792,100	15,842,000
	LVMH Moet Hennessy Louis Vuitton	17,625	2,863,945
	NIKE Class B	38,200	3,490,716
	Pearson	735,350	14,773,597
†	priceline.com	27,630	15,853,265
†	Sally Beauty Holdings	45,600	1,098,048
*	Staples	664,300	7,649,415
*	Strayer Education	70,800	4,068,168
	Weight Watchers International	582,335	29,262,333
			152,674,149
Consumer Staples – 1.07%
	Danone	76,263	4,686,614
	Walgreen	125,825	4,432,815
			9,119,429
Energy – 6.87%
	Core Laboratories	77,720	8,056,455
	EOG Resources	194,175	22,619,446
	Kinder Morgan	680,172	23,608,770
	Williams	120,000	4,198,800
			58,483,471
Financial Services – 14.91%
†	Affiliated Managers Group	58,625	7,416,063
	BM&FBovespa	668,700	4,278,627
†	CBRE Group Class A	276,750	4,987,035
	CME Group	190,125	10,633,691
	Heartland Payment Systems	231,000	6,024,480
†	IntercontinentalExchange	116,200	15,222,200
	MasterCard Class A	69,085	31,843,348
†	MSCI Class A	494,075	13,310,381
	Progressive	907,850	20,245,055
	Visa Class A	93,625	12,991,405
			126,952,285

5

Statement of net assets
Delaware Select Growth Fund

		Number of shares	Value
²Common Stock (continued)
Healthcare – 8.68%
*†	ABIOMED	555,875	$11,017,443
	Allergan	193,675	17,415,255
*†	athenahealth	74,325	4,778,354
†	Celgene	84,875	6,223,035
	Covidien	141,000	7,747,950
†	Express Scripts	24,525	1,509,269
	Novo Nordisk ADR	89,600	14,361,984
	Perrigo	94,783	10,900,993
			73,954,283
Materials & Processing – 2.61%
*	BHP Billiton ADR	33,150	2,345,031
*†	Givaudan	3,915	3,917,732
	Newmont Mining	209,000	11,400,950
	Syngenta ADR	59,125	4,609,385
			22,273,098
Producer Durables – 6.43%
	Caterpillar	99,650	8,451,317
	Edenred	319,984	9,256,731
	Expeditors International of Washington	168,491	6,168,456
	Graco	138,250	6,644,295
	Intertek Group	93,850	4,269,256
*	Kone Class B	196,356	14,057,704
*	Outotec	94,147	4,583,378
†	Waters	15,900	1,300,779
			54,731,916
Technology – 36.28%
†	Adobe Systems	730,875	24,849,750
	Apple	115,575	68,778,682
	ARM Holdings ADR	40,000	1,294,000
†	BMC Software	826,025	33,619,217
†	Crown Castle International	400,825	26,755,069
	FLIR Systems	46,200	897,666
†	Google Class A	23,235	15,794,456
*	Intuit	240,000	14,260,800
†	NeuStar Class A	270,000	9,879,300
*†	OpenTable	56,300	2,644,411
†	Polycom	1,246,025	12,485,171

6

	Number of shares	Value
²Common Stock (continued)
Technology (continued)
QUALCOMM	309,650	$18,137,749
† Teradata	141,850	9,689,774
*† VeriFone Systems	1,392,904	41,285,674
† VeriSign	274,575	10,178,495
*† Yelp	766,250	18,466,625
		309,016,839
Utilities – 0.88%
* j2 Global	249,725	7,501,739
		7,501,739
Total Common Stock (cost $651,886,462)		814,707,209

	Principal amount
Convertible Bond – 0.03%
=@ MiaSole 10.00% 2/16/13	$5,537,499	221,500
Total Convertible Bond (cost $5,469,222)		221,500

	Number of shares
Preferred Stock – 0.00%
=†@ MiaSole Series F	3,465,429	0
Total Preferred Stock (cost $15,000,109)		0

Warrant – 1.20%
Kinder Morgan CW17	2,659,040	10,237,304
Total Warrant (cost $6,032,286)		10,237,304

	Principal amount
Short-Term Investments – 2.93%
≠Discount Note – 0.32%
Federal Home Loan Bank 0.095% 11/28/12	$2,686,873	2,686,733
		2,686,733
Repurchase Agreements – 2.29%
Bank of America 0.24%, dated 10/31/12, to be
repurchased on 11/1/12, repurchase price
$7,573,456 (collateralized by U.S. government
obligations 0.00%-1.25% 1/10/13-8/31/16;
market value $7,724,873)	7,573,405	7,573,405

7

Statement of net assets
Delaware Select Growth Fund

	Principal amount	Value
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas 0.28%, dated 10/31/12, to be
repurchased on 11/1/12, repurchase
price $11,971,688 (collateralized by
U.S. government obligations 0.00-2.00%
1/24/13-4/15/16; market value $12,211,027)	$11,971,595	$11,971,595
		19,545,000
≠U.S. Treasury Obligation – 0.32%
U.S. Treasury Bill 0.05% 11/15/12	2,682,930	2,682,871
		2,682,871
Total Short-Term Investments (cost $24,914,559)		24,914,604

Total Value of Securities Before Securities
Lending Collateral – 99.82% (cost $703,302,638)		850,080,617

	Number of shares
**Securities Lending Collateral – 0.15%
Investment Companies
Delaware Investments Collateral Fund No. 1	1,299,924	1,299,924
†@Mellon GSL Reinvestment Trust II	1,489,816	0
Total Securities Lending Collateral
(cost $2,789,740)		1,299,924

Total Value of Securities – 99.97%
(cost $706,092,378)		851,380,541	©
**Obligation to Return Securities
Lending Collateral – (0.33%)		(2,789,740)
«Receivables and Other Assets
Net of Other Liabilities – 0.36%		3,065,587
Net Assets Applicable to 21,609,857
Shares Outstanding – 100.00%		$851,656,388

8

Net Asset Value – Delaware Select Growth Fund
Class A ($404,982,059 / 10,174,290 Shares)	$39.80
Net Asset Value – Delaware Select Growth Fund
Class B ($19,237,586 / 555,853 Shares)	$34.61
Net Asset Value – Delaware Select Growth Fund
Class C ($107,388,964 / 3,136,493 Shares)	$34.24
Net Asset Value – Delaware Select Growth Fund
Class R ($9,597,849 / 247,228 Shares)	$38.82
Net Asset Value – Delaware Select Growth Fund
Institutional Class ($310,449,930 / 7,495,993 Shares)	$41.42

Components of Net Assets at October 31, 2012:
Shares of beneficial interest (unlimited authorization – no par)	$771,199,780
Accumulated net realized loss on investments	(64,831,351)
Net unrealized appreciation of investments and foreign currencies	145,287,959
Total net assets	$851,656,388

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non income producing security.
*	Fully or partially on loan.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At October 31, 2012, the aggregate value of fair valued securities was $221,500, which represented 0.03% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”
@	Illiquid security. At October 31, 2012, the aggregate value of illiquid securities was $221,500, which represented 0.03% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 9 in “Notes to financial statements” for additional information on securities lending collateral.
©	Includes $2,672,341 of securities loaned.
«	Includes foreign currency valued at $40,930 with a cost of $41,026.

9

Statement of net assets
Delaware Select Growth Fund

Net Asset Value and Offering Price Per Share –
Delaware Select Growth Fund
Net asset value Class A (A)	$39.80
Sales charges (5.75% of offering price) (B)	2.43
Offering price	$42.23

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchase of $50,000 or more.

ADR — American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

10

Statement of operations
Delaware Select Growth Fund	Six Months Ended October 31, 2012 (Unaudited)

Investment Income:
Dividends	$3,733,705
Securities lending income	592,538
Interest	241,430
Foreign tax withheld	(120,463)	$4,447,210

Expenses:
Management fees	3,030,518
Distribution expenses – Class A	494,853
Distribution expenses – Class B	107,441
Distribution expenses – Class C	551,539
Distribution expenses – Class R	28,032
Dividend disbursing and transfer agent fees and expenses	818,255
Accounting and administration expenses	161,439
Reports and statements to shareholders	63,731
Registration fees	57,313
Legal fees	33,689
Custodian fees	21,002
Audit and tax	19,127
Trustees’ fees	17,220
Dues and services	5,803
Insurance fees	5,416
Consulting fees	4,632
Pricing fees	2,692
Trustees’ expenses	937	5,423,639
Less waived distribution expenses – Class R		(4,672)
Less expense paid indirectly		(849)
Total operating expenses		5,418,118
Net Investment Loss		(970,908)

12

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$17,208,778
Foreign currencies	(149,970)
Foreign currency exchange contracts	39,328
Net realized gain	17,098,136
Net change in unrealized appreciation (depreciation) of:
Investments	(29,312,696)
Foreign currencies	139
Net change in unrealized appreciation (depreciation)	(29,312,557)
Net Realized and Unrealized Loss	(12,214,421)

Net Decrease in Net Assets Resulting from Operations	$(13,185,329)

See accompanying notes, which are an integral part of the financial statements.

13

Statements of changes in net assets
Delaware Select Growth Fund

	Six Months Ended	Year Ended
	10/31/12	4/30/12
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(970,908)	$(3,285,530)
Net realized gain	17,098,136	25,562,463
Net change in unrealized appreciation (depreciation)	(29,312,557)	42,672,672
Net increase (decrease) in net assets resulting from operations	(13,185,329)	64,949,605

Capital Share Transactions:
Proceeds from shares sold:
Class A	81,034,922	146,892,525
Class B	8,748	142,252
Class C	11,271,427	41,802,908
Class R	3,013,825	6,150,134
Institutional Class	136,438,091	161,797,165
	231,767,013	356,784,984
Cost of shares redeemed:
Class A	(54,047,504)	(62,290,416)
Class B	(4,669,008)	(9,411,497)
Class C	(10,216,860)	(12,787,585)
Class R	(2,476,492)	(2,105,979)
Institutional Class	(66,749,366)	(59,536,585)
	(138,159,230)	(146,132,062)
Increase in net assets derived from capital share transactions	93,607,783	210,652,922
Net Increase in Net Assets	80,422,454	275,602,527

Net Assets:
Beginning of period	771,233,934	495,631,407
End of period (including accumulated net investment
loss of $— and $1,100,717, respectively)
	$851,656,388	$771,233,934

See accompanying notes, which are an integral part of the financial statements.

14

Financial highlights
Delaware Select Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss)
Total from investment operations

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended		Year Ended
10/31/12[1]		4/30/12		4/30/11		4/30/10		4/30/09	4/30/08
(Unaudited)
$40.730		$36.730		$27.950		$18.860		$27.300	$27.110

(0.040)		(0.194)		(0.139)		(0.209)		(0.041)	(0.119)
(0.890)		4.194		8.919		9.299		(8.399)	0.309
(0.930)		4.000		8.780		9.090		(8.440)	0.190

$39.800		$40.730		$36.730		$27.950		$18.860	$27.300

(2.28%	)	10.89%		31.41%		48.20%		(30.92% )	0.70%

$404,982		$386,254		$267,563		$150,016		$106,919	$157,366
1.27%		1.35%		1.51%		1.50%		1.49%	1.48%

1.27%		1.35%		1.58%		1.73%		1.85%	1.62%
(0.20%	)	(0.53%	)	(0.45%	)	(0.89%	)	(0.20% )	(0.42%	)

(0.20%	)	(0.53%	)	(0.52%	)	(1.12%	)	(0.56% )	(0.56%	)
14%		25%		41%		49%		66%	61%

Financial highlights
Delaware Select Growth Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss)
Total from investment operations

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended		Year Ended
10/31/12[1]		4/30/12		4/30/11		4/30/10		4/30/09	4/30/08
(Unaudited)
$35.550		$32.300		$24.760		$16.830		$24.550	$24.560

(0.164)		(0.408)		(0.333)		(0.355)		(0.182)	(0.304)
(0.776)		3.658		7.873		8.285		(7.538)	0.294
(0.940)		3.250		7.540		7.930		(7.720)	(0.010)

$34.610		$35.550		$32.300		$24.760		$16.830	$24.550

(2.65%	)	10.06%		30.45%		47.12%		(31.45% )	(0.04%	)

$19,237		$24,562		$31,713		$15,012		$19,222	$67,344
2.02%		2.10%		2.26%		2.25%		2.24%	2.23%

2.02%		2.10%		2.33%		2.48%		2.60%	2.37%
(0.95%	)	(1.28%	)	(1.20%	)	(1.64%	)	(0.95% )	(1.17%	)

(0.95%	)	(1.28%	)	(1.27%	)	(1.87%	)	(1.31% )	(1.31%	)
14%		25%		41%		49%		66%	61%

Financial highlights
Delaware Select Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss)
Total from investment operations

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended		Year Ended
10/31/12[1]		4/30/12		4/30/11		4/30/10		4/30/09	4/30/08
(Unaudited)
$35.170		$31.950		$24.500		$16.650		$24.290	$24.300

(0.162)		(0.406)		(0.329)		(0.357)		(0.173)	(0.302)
(0.768)		3.626		7.779		8.207		(7.467)	0.292
(0.930)		3.220		7.450		7.850		(7.640)	(0.010)

$34.240		$35.170		$31.950		$24.500		$16.650	$24.290

(2.65%	)	10.08%		30.41%		47.15%		(31.45% )	(0.04%	)

$107,389		$108,994		$71,800		$29,502		$23,030	$44,972
2.02%		2.10%		2.26%		2.25%		2.24%	2.23%

2.02%		2.10%		2.33%		2.48%		2.60%	2.37%
(0.95%	)	(1.28%	)	(1.20%	)	(1.64%	)	(0.95% )	(1.17%	)

(0.95%	)	(1.28%	)	(1.27%	)	(1.87%	)	(1.31% )	(1.31%	)
14%		25%		41%		49%		66%	61%

Financial highlights
Delaware Select Growth Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss)
Total from investment operations

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended		Year Ended
10/31/12[1]		4/30/12		4/30/11		4/30/10		4/30/09	4/30/08
(Unaudited)
$39.770		$35.960		$27.430		$18.550		$26.930	$26.810

(0.087)		(0.282)		(0.222)		(0.265)		(0.092)	(0.188)
(0.863)		4.092		8.752		9.145		(8.288)	0.308
(0.950)		3.810		8.530		8.880		(8.380)	0.120

$38.820		$39.770		$35.960		$27.430		$18.550	$26.930

(2.39%	)	10.60%		31.10%		47.87%		(31.12% )	0.45%

$9,598		$9,294		$4,607		$807		$671	$1,266
1.52%		1.60%		1.76%		1.75%		1.74%	1.73%

1.62%		1.70%		1.93%		2.08%		2.20%	1.97%
(0.45%	)	(0.78%	)	(0.70%	)	(1.14%	)	(0.45% )	(0.67%	)

(0.55%	)	(0.88%	)	(0.87%	)	(1.47%	)	(0.91% )	(0.91%	)
14%		25%		41%		49%		66%	61%

Financial highlights
Delaware Select Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
10/31/12[1]	4/30/12		4/30/11		4/30/10		4/30/09	4/30/08
(Unaudited)
$42.320	$38.070		$28.900		$19.450		$28.090	$27.820

0.010	(0.107)		(0.063)		(0.150)		0.010	(0.048)
(0.910)	4.357		9.233		9.600		(8.650)	0.318
(0.900)	4.250		9.170		9.450		(8.640)	0.270

$41.420	$42.320		$38.070		$28.900		$19.450	$28.090

(2.13% )	11.16%		31.73%		48.59%		(30.76% )	0.97%

$310,450	$242,130		$119,948		$53,651		$45,149	$26,079
1.02%	1.10%		1.26%		1.25%		1.24%	1.23%

1.02%	1.10%		1.33%		1.48%		1.60%	1.37%
0.05%	(0.28%	)	(0.20%	)	(0.64%	)	0.05%	(0.17%	)

0.05%	(0.28%	)	(0.27%	)	(0.87%	)	(0.31% )	(0.31%	)
14%	25%		41%		49%		66%	61%

Notes to financial statements
Delaware Select Growth Fund	October 31, 2012 (Unaudited)

Voyageur Mutual Funds III (Trust) is organized as a Delaware statutory trust and offers two series: Delaware Large Cap Core Fund and Delaware Select Growth Fund. These financial statements and the related notes pertain to Delaware Select Growth Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek long-term capital appreciation, which the Fund attempts to achieve by investing primarily in equity securities of companies the manager believes have the potential for sustainable free cash flow growth.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities valued based upon valuations provided by an independent pricing service or broker and reviewed by management. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (April 30, 2009 – April 30, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Notes to financial statements
Delaware Select Growth Fund

1. Significant Accounting Policies (continued)

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on October 31, 2012.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $88 for the six months ended October 31, 2012. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended October 31, 2012.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended October 31, 2012, the Fund earned $849 under this agreement.

2.	Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Prior to August 28, 2012, DMC had contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) did not exceed 1.24% of the Fund’s average daily net assets through August 28, 2012. For purposes of this waiver and reimbursement, nonroutine expenses may also include each additional costs and expenses as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver and reimbursement applied only to expenses paid directly by the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended October 31, 2012, the Fund was charged $20,234 for these services.

DSC is also the transfer agent and dividend disbursing agent of the Fund. The Fund pays DSC a monthly asset-based fee for these services. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are passed on to and paid directly by the Fund.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and Class C shares

Notes to financial statements
Delaware Select Growth Fund

2.	Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to limit the Class R shares’ 12b-1 fees through August 28, 2013 to 0.50% of average daily net assets.

At October 31, 2012, the Fund had liabilities payable to affiliates as follows:

Investment management fees payable to DMC	$534,948
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	20,019
Distribution fees payable to DDLP	202,174
Other expenses payable to DMC and affiliates*	27,109

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended October 31, 2012, the Fund was charged $10,368 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended October 31, 2012, DDLP earned $59,225 for commissions on sales of the Fund’s Class A shares. For the six months ended October 31, 2012, DDLP received gross CDSC commissions of $ 27,276, $1,290 and $ 20,384 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended October 31, 2012, the Fund made purchases of $255,345,504 and sales of $107,993,184 of investment securities other than short-term investments.

At October 31, 2012, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At October 31, 2012, the cost of investments was $ 707,799,501. At October 31, 2012, net unrealized appreciation was $143,581,040, of which $192,036,317 related to unrealized appreciation of investments and $48,455,277 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of October 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stock	$814,707,209	$—	$—	$814,707,209
Corporate Debt	—	—	221,500	221,500
Other	10,237,304	—	—	10,237,304
Short-Term Investments	—	24,914,604	—	24,914,604
Securities Lending Collateral	—	1,299,924	—	1,299,924
Total	$824,944,513	$26,214,528	$221,500	$851,380,541

Notes to financial statements
Delaware Select Growth Fund

3. Investments (continued)

The securities deemed worthless on the statement of net assets have been included as level 3 securities within the fair value hierarchy.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporate
	Debt	Other	Total
Balance as of 4/30/12	$5,312,901	$6,265,496	$11,578,397
Purchases	156,321	—	156,321
Net change in unrealized
appreciation (depreciation)	(5,247,722)	(6,265,496)	(11,513,218)
Balance as of 10/31/12	$221,500	$—	$221,500

Net change in unrealized appreciation
(depreciation) on Level 3 investments
still held as of 10/31/12	$(5,247,722)	$(6,265,496)	$(11,513,218)

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of period in relation to net assets.

During the six months ended October 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the year. International fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded in accordance with the fair valuation procedures described in Note 1, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

Management has determined not to provide additional disclosure under ASU No. 2011-04 since the Level 3 investments are not considered material to the Fund’s net assets at the end of the period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid for the six months ended October 31, 2012 and the year ended April 30, 2012.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of October 31, 2012, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$771,199,780
Six month period realized gains	17,150,105
*Capital loss carryforwards as of 4/30/12	(80,274,333)
Unrealized appreciation of investments
and foreign currencies	143,580,836
Net assets	$851,656,388

*The amount of this loss which can be utilized in subsequent years is subject to an annual limitation in accordance with the Internal Revenue Code due to the Fund merger with Delaware Growth Equity Fund on October 22, 2010.

The difference between book basis and tax basis components of net assets is primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses and gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended October 31, 2012, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Accumulated net investment loss	$2,071,625
Accumulated net realized loss	110,642
Paid-in capital	(2,182,267)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at April 30, 2012 will expire as follows: $39,896,996 expires in 2016, $32,537,385 expires in 2017 and $7,839,952 expires in 2018.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

Notes to financial statements
Delaware Select Growth Fund

5. Components of Net Assets on a Tax Basis (continued)

Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

For the six months ended October 31, 2012, the Fund had $17,150,105 of capital gains, which may reduce the capital loss carryforwards.

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	10/31/12	4/30/12
Shares sold:
Class A	2,070,896	3,907,362
Class B	263	4,238
Class C	337,822	1,256,211
Class R	78,326	164,882
Institutional Class	3,404,162	4,159,635
	5,891,469	9,492,328
Shares redeemed:
Class A	(1,379,922)	(1,708,510)
Class B	(135,359)	(295,116)
Class C	(300,674)	(404,013)
Class R	(64,759)	(59,346)
Institutional Class	(1,628,972)	(1,589,230)
	(3,509,686)	(4,056,215)
Net increase	2,381,783	5,436,113

For the six months ended October 31, 2012 and the year ended April 30, 2012, 57,738 Class B shares were converted to 50,303 Class A shares valued at $2,010,330 and 128,473 Class B shares were converted to 112,579 Class A shares valued at $4,051,940, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $100,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expired on November 15, 2011.

On November 15, 2011, the Fund, along with the other Participants, entered into an amendment to the agreement for a $125,000,000 revolving line of credit. The agreement is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expired on November 13, 2012.

On November 13, 2012, the Fund, along with the other Participants, entered into an amendment to the agreement for a $125,000,000 revolving line of credit. The agreement is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on November 12, 2013. The Fund had no amounts outstanding as of October 31, 2012 or at any time during the period then ended.

8. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with

Notes to financial statements
Delaware Select Growth Fund

8. Derivatives (continued)

the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. There were no foreign currency exchange contracts outstanding at October 31, 2012.

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the six months ended October 31, 2012. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended October 31, 2012.

	Long	Short
	Derivative	Derivative
	Volume	Volume
Foreign currency exchange contracts (average cost)	$486,107	$75,391

9. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In October 2008, BNY Mellon transferred certain distressed securities from the Fund’s previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At October 31, 2012, the value of securities on loan was $2,672,341, for which cash collateral was received and invested in accordance with the Lending Agreement. At October 31, 2012, the value of invested collateral was $1,299,924. These investments are presented on the statement of net assets under the caption “Securities Lending Collateral.”

10. Credit and Market Risk

The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

Notes to financial statements
Delaware Select Growth Fund

10. Credit and Market Risk (continued)

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of October 31, 2012, there were no Rule 144A securities. Illiquid securities have been identified on the statement of net assets.

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

12. Subsequent Events

Except as described in Note 7, management has determined that no material events or transactions occurred subsequent to October 31, 2012 that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information
(Unaudited)
Delaware Select Growth Fund

Board Consideration of Delaware Select Growth Fund Investment Advisory Agreement

At a meeting held on August 21-23, 2012 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware Select Growth Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, reports were provided in May 2012 and included independent historical and comparative reports provided by Lipper, Inc., an independent statistical compilation organization (“Lipper”). The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Lipper reports with independent legal counsel to the Independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; comparative client fee information; and any constraints or limitations on the availability of securities in certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, Extent And Quality of Service. The Board considered the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of several industry distinctions. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board noted that in July 2011 Management implemented measures to reduce overall costs and improve transfer agent and shareholder servicing functions through outsourcing. The Board noted the benefits

Other Fund information
(Unaudited)
Delaware Select Growth Fund

Board Consideration of Delaware Select Growth Fund Investment Advisory Agreement (continued)

provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Investments funds and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board placed significant emphasis on the investment performance of the Fund in view of the importance of investment performance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one-, three-, five- and ten-year periods, as applicable, ended March 31, 2012. The Board’s objective is that the Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board’s view of such performance.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional multi-cap growth funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-, three-, five- and ten-year periods was in the first quartile of its Performance Universe. The Board was satisfied with performance.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for non-management services. The Board’s objective is to limit the Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board’s view of such expenses.

The expense comparisons for the Fund showed that its actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the highest expenses of its Expense Group. The Board gave favorable consideration to the Fund’s management fee, but noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered fee waivers in place through August 2012 and various initiatives implemented by Management, such as the outsourcing of certain transfer agency services, creating an opportunity for a reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and bring it in line with the Board’s objective.

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standard structure. The Board also noted that the Fund’s assets exceeded the first breakpoint level. The

Other Fund information
(Unaudited)
Delaware Select Growth Fund

Board Consideration of Delaware Select Growth Fund Investment Advisory Agreement (continued)

Board believed that, given the extent to which economics of scale might be realized by the advisor and its affiliates, the schedule of fees under the Investment Advisory Agreement provides a sharing of benefits with the Fund and its shareholders.

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Voyageur Mutual Funds III (the Trust) effective June 28, 2010. At a meeting held on February 18, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending April 30, 2011. During the fiscal years ended April 30, 2010 and 2009, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust’s financial statements.

About the organization

Board of trustees
Patrick P. Coyne Chairman, President, and Chief Executive Officer Delaware Investments® Family of Funds Philadelphia, PA Thomas L. Bennett Private Investor Rosemont, PA	John A. Fry President Drexel University Philadelphia, PA Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY	Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú Europa International Miami, FL	Janet L. Yeomans Former Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ
Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Executive Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Select Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

     Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

     Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: VOYAGEUR MUTUAL FUNDS III

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	January 7, 2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	January 7, 2013

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	January 7, 2013